Subsequent events	12 Months Ended
Dec. 31, 2021
Subsequent events
Subsequent events

19.   Subsequent events

1.	Appointment of Directors

On 20 February 2022, the Company appointed the following individuals to the board of directors:

●	Bridget Baker
●	Gila Jones
●	Gugu Dingaan

All three of the above directors were appointed as independent non-executive directors and, following their appointment, increased the total number of directors of the Company to seven, with a majority of directors being considered to be independent.

2.	Private Placement

On 14 January 2022, the Company completed a second interim closing of a private placement, which saw subscribers receive 154,000 common shares of the Company in lieu of gross proceeds of $385,000. On 10 February 2022, the Company completed its third and final closing of a private placement which saw subscribers receive 8,000 common shares of the Company in lieu of gross proceeds of $20,000.

3.	Conversion of Debenture

On 14 March 2022, and immediately prior to an Initial Public Offering of the Company, Akanda Corp. issued 1,645,745 common shares to Halo Collective, Inc. (“Halo”) at a price of $4 each to settle the principal amount ($6,559,294) plus accrued interest ($23,686) owing to Halo in terms of a convertible debenture agreement, which totalled $6,582,980 at the time of conversion. The conversion of the debt owing was triggered by the Initial Public Offering in terms of the convertible debenture agreement.

4.	ESG Trust

On 17 March 2022, the Company issued 869,963 common shares to the Akanda Bokamoso Empowerment Trust in terms of unconditional awards vested to the Akanda Bokamoso Empowerment Trust in terms of the Company’s Employee Share Ownership Plan. The Akanda Bokamoso Empowerment Trust has been established by Akanda Corp. as an ESG Trust to benefit employees of Akanda Corp. and its subsidiaries, especially those who are disadvantaged and vulnerable persons living in the Kingdom of Lesotho.

5.	IPO & Listing

On 17 March 2022, the Company completed an Initial Public Offering and listed on the Nasdaq stock exchange. The Initial Public Offering saw the Company issue 4,000,000 common shares to IPO investors in exchange for gross proceeds of $16,000,000 and net proceeds of $14,682,089 after deducting underwriter commissions and allowable expenses.

6.	Conversion of Warrant

On 22 March 2022, the Company’s underwriter’s, Boustead Securities Limited (“BSL”), exercised a purchase warrant to acquire 234,839 common shares. In terms of the purchase warrant held by the underwriters, BSL are entitled to purchase up to 280,000 common shares of the Company at a strike price of $5 per share. In terms of the warrant, BSL are entitled to convert their warrant into a right to purchase up to a maximum of 280,000 Akanda common shares based on the following formula:

X = Y(A-B)/A

Where:

●	A= the fair market value per Akanda share at the time of exercise ($31)
●	B = the strike per share ($5)
●	A - B = the difference between the fair market value of an Akanda common share at the time of exercise and the strike price of the warrant ($26),
●	Y = the maximum number of shares issuable to BSL under the warrant (280,000 common shares)
●	X = the number of common shares issuable to BSL upon exercise B multiplied by the number of shares exercisable under the warrant, and divided by the fair market value per share at the time of the exercising of the warrant.
●	On 22 March 2022, BSL exercised the warrant at an underling fair value price per share of $31 per share and are entitled to receive 234,839 common shares in accordance with the above formula as net settlement of the purchase warrant, which was calculated as follows:
7.	Acquisition of Holigen Limited

On 20 April 2022, announced it has entered into a definitive agreement to acquire 100% of the issued and outstanding shares of

Holigen Limited (“Holigen”) from The Flowr Corporation. Holigen is the owner of RPK Biopharma Unipessoal, Lda ( “RPK”)a

Portugal-based cultivator, manufacturer and distributor of medical cannabis products. Under the terms of the definitive agreement, Akanda will acquire Holigen for a combination of US$3.0 million in cash (C$3.75 million), 1.9 million Akanda common shares, and the assumption at RPK of approximately US$4.3 million (€4.0 million) of debt which is non- recourse to Akanda. In addition, to further align Akanda and Flowr, concurrently with the closing of the acquisition, Akanda will purchase 14,285,714 Flowr common shares for aggregate gross proceeds to Flowr of approximately US$790,000 (C$1.0 million) at a price per share of C$0.07.

The acquisition, which has been approved by the Boards of Directors of both companies, is expected to close during the second quarter of 2022, and is subject to the satisfaction or waiver of customary closing conditions, including the approval by the TSX Venture Exchange.